Financial Instruments and Financial Risk Management (Details) - Schedule of concentration of currency risk	12 Months Ended
	Dec. 31, 2021 kr / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 ₪ / shares
Schedule of concentration of currency risk [Abstract]
Exchange rate of SEK (in Kronor per share) | kr / shares	kr 9.0437		kr 8.1886		kr 9.3171
Exchange rate of NIS (in New Shekels per share) | ₪ / shares		₪ 3.11		₪ 3.215		₪ 3.456
Exchange rate percentage of SEK	10.44%	10.44%	(12.11%)	(12.11%)	3.85%	3.85%
Exchange rate percentage of NIS	(3.30%)	(3.30%)	(7.00%)	(7.00%)	(7.80%)	(7.80%)